UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21883
Oppenheimer Rochester Ohio Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2010

Item 1. Reports to Stockholders.

September 30, 2010

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester® Ohio Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

"Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income."

—**Dan Loughran,** Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	13.9%
Hospital/Health Care	11.2
Special Assessment	7.7
General Obligation	6.7
Marine/Aviation Facilities	6.5
Adult Living Facilities	5.9
Tax Increment Financing (TIF)	4.5
Sales Tax Revenue	4.0
Municipal Leases	3.6
Higher Education	3.6
Portfolio holdings are subject to change. Percentages are as of September 30, 2010, and are based on total assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	4.5%
AA	6.1
A	15.4
BBB	57.6
BB and Lower	8.9
Unrated	7.5

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2010, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
“Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. Please consult the Fund’s Prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Ohio Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
15 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2010	September 30, 2010	September 30, 2010

Actual
Class A	$1,000.00	$1,080.60	$7.22
Class B	1,000.00	1,076.60	11.15
Class C	1,000.00	1,076.70	11.15

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.15	7.01
Class B	1,000.00	1,014.39	10.81
Class C	1,000.00	1,014.39	10.81
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.38%
Class B	2.13
Class C	2.13
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2010 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—109.9%
Ohio—86.5%
$820,000	Adams County, OH Valley Local School District[1]	5.250%	12/01/2021	$820,697
1,275,000	Akron, OH Waterworks[1]	5.625	12/01/2020	1,276,632
1,000,000	American Municipal Power, OH (Prairie State Energy Campus)[1]	5.750	02/15/2039	1,101,680
35,000	Ashland County, OH Health Care Facilities (Good Shepherd Home for the Aged)[1]	6.050	12/15/2019	33,952
5,000	Athens County, OH Community Mental Health (Kevin Coleman Foundation/Mahoning County Chemical Obligated Group)[1]	6.000	03/01/2013	5,089
5,000	Auglaize County, OH (Lake Pleasant Central School)	7.000	12/01/2011	5,027
100,000	Blue Ash, OH Tax Increment Financing (Duke Realty)[1]	5.000	12/01/2035	82,381
750,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750	06/01/2031	771,218
500,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000	06/01/2045	514,730
4,745,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2047	3,486,389
10,945,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000	06/01/2042	8,375,223
53,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.5012	06/01/2052	1,079,858
25,000	Cambridge, OH Multifamily Hsg. (Cambridge Heights)[1]	6.150	01/20/2050	27,255
1,980,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	5.750	11/01/2022	1,979,881
155,000	Cleveland, OH Airport (Continental Airlines)[1]	5.375	09/15/2027	131,855
240,000	Cleveland, OH Airport (Continental Airlines)[1]	5.700	12/01/2019	224,040
415,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	415,158
190,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Bottle Supply)[1]	6.500	11/15/2021	192,088
665,000	Cleveland-Cuyahoga County, OH Port Authority (Fairmount Montessori Association)[1]	5.125	05/15/2025	602,803
245,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.750	05/15/2020	237,162
390,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.800	05/15/2027	369,092
1,055,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	6.200	05/15/2022	1,065,276
1,095,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000	05/15/2035	1,104,373
17 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$70,000	Cuyahoga County, OH Health Care Facilities (Senior Living Bet Moshev Zekenim)[1]	6.700%	08/15/2028	$67,995
25,000	Cuyahoga County, OH Health Care Facilities (Senior Living Bet Moshev Zekenim)[1]	6.800	02/15/2035	24,100
35,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2013	35,094
25,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2015	25,056
35,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2017	35,060
150,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.250	02/15/2019	150,209
10,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.375	02/15/2012	10,026
10,000	Cuyahoga County, OH Hospital (W.O. Walker Center)[1]	5.000	01/01/2023	10,000
2,040,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	2,062,787
325,000	Cuyahoga County, OH Multifamily (Allerton Apartments)[1]	5.400	08/20/2048	335,442
425,000	Dayton, OH Airport (James M. Cox)[1]	5.250	12/01/2023	430,908
20,000	Dayton, OH Airport (James M. Cox)[1]	5.350	12/01/2032	20,085
130,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.500	08/15/2022	132,227
35,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.625	08/15/2032	35,131
10,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.250	08/15/2018	9,294
55,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.375	08/15/2028	46,665
15,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.375	08/15/2028	12,727
510,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)	5.500	07/01/2011	511,168
15,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)[1]	5.500	07/01/2017	15,014
750,000	Franklin County, OH Hospital (Nationwide Children’s Hospital)[1]	5.000	11/01/2034	783,375
400,000	Franklin County, OH Hospital (Trinity Health)[1]	5.800	06/01/2016	401,076
20,000	Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)[1]	5.650	11/20/2022	20,045
310,000	Franklin County, OH Mtg. (Villas at St. Therese)[1]	5.500	07/01/2021	310,149
40,000	Franklin County, OH Multifamily Hsg. (Country Ridge Apartments)[1]	6.000	10/20/2038	40,027
25,000	Franklin County, OH Multifamily Hsg. (Hamilton Creek)[1]	5.550	07/01/2024	25,020
20,000	Franklin County, OH Multifamily Hsg. (Hamilton Creek)[1]	5.800	07/01/2014	20,029
65,000	Franklin County, OH Revenue (New Lincoln Lodge)[1]	6.850	02/01/2035	67,360
225,000	Glenwillow Village, OH GO1	5.875	12/01/2024	237,958
3,500,000	Greene County, OH (Greene Town Center)[1]	8.000	12/01/2034	3,706,710
18 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$187,500	Greene County, OH Economic Devel. (YMCA)[1]	6.000%	12/01/2023	$144,578
750,000	Greene County, OH Hospital Facility (Kettering Health Network)[1]	5.375	04/01/2034	778,755
20,000	Greene County, OH University Hsg. (Central State University)[1]	5.000	09/01/2024	14,426
55,000	Greene County, OH University Hsg. (Central State University)[1]	5.100	09/01/2035	34,346
55,000	Greene County, OH University Hsg. (Central State University)[1]	5.375	09/01/2022	43,177
35,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	24,256
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	2,105,500
49,000	Heath City, OH School District[1]	6.375	12/01/2027	49,612
5,000,000	Hickory Chase, OH Community Authority Infrastructure Improvement[1]	7.000	12/01/2038	3,273,250
1,775,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2032	1,193,368
15,000	Kettering, OH (Marshall Road Improvement)[1]	6.450	12/01/2012	15,075
500,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	6.000	08/15/2043	512,430
15,000	Lake County, OH Sewer District Improvements	6.250	12/01/2014	15,072
40,000	Lakewood, OH GO	5.125	12/01/2017	40,149
80,000	Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)[1]	6.375	07/15/2019	80,014
10,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)[1]	5.250	02/01/2021	10,002
10,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)[1]	5.375	02/01/2012	10,019
10,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.375	10/01/2030	10,177
500,000	Lorain County, OH Multifamily Hsg. (Kensington Square)[1]	5.800	07/20/2050	543,050
200,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000	11/15/2025	150,914
20,000	Lorain, OH GO1	5.650	12/01/2015	20,166
20,000	Lorain, OH Water System[1]	5.200	04/01/2016	20,062
100,000	Lucas County, OH Health Care Facilities (Sunset Retirement Communities)[1]	6.550	08/15/2024	101,092
50,000	Lucas County, OH Hospital (Toledo Hospital/Flower Hospital/Promedica Continuing Care Services Corp. Obligated Group)[1]	5.375	11/15/2023	50,546
50,000	Lucas County, OH Hospital (Toledo Hospital/Flower Hospital/Promedica Continuing Care Services Corp. Obligated Group)[1]	5.625	11/15/2018	50,591
19 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$80,000	Mahoning County, OH Hospital Facilities (Forum Health Obligated Group)[1]	5.000%	11/15/2025	$80,116
480,000	Mahoning County, OH Hospital Facilities (Forum Health/Trumbull Memorial Hospital/Beeghly Oaks)	6.000	11/15/2032	482,400
170,000	Marblehead, OH GO (Island View Waterline)[1]	5.250	12/01/2026	177,630
30,000	Mason, OH Health Care Facilities (Mt. Healthy Christian Home)[1]	6.250	05/20/2022	30,066
45,000	Meigs County, OH Industrial Devel. Revenue (Meigs Convalescent)[1]	8.250	12/01/2016	45,196
260,000	Middleburg Heights, OH Hospital (Southwest General Health Center)[1]	5.625	08/15/2015	260,822
50,000	Middleburg Heights, OH Hospital (Southwest General Health Center/Southwest Community Health System Obligated Group)[1]	5.625	08/15/2015	50,158
35,000	Middleburg Heights, OH Hospital (SWGHC/SWCHS Obligated Group)[1]	5.750	08/15/2021	35,065
50,000	Montgomery County, OH (Catholic Health Initiative)[1]	6.000	12/01/2019	50,615
550,000	Montgomery County, OH (Miami Valley Hospital)[1]	6.250	11/15/2033	587,351
750,000	Montgomery County, OH (Vindalia Butler City School District)[1]	5.000	12/01/2038	811,800
45,000	Montgomery County, OH Multifamily Hsg. (Creekside Villas)	5.950	09/01/2019	45,063
25,000	Montgomery County, OH Sewer (Greater Moraine-Beaver Creek)[1]	5.600	09/01/2011	25,448
185,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)[1]	5.400	12/01/2016	185,242
95,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375	02/15/2012	95,216
325,000	New Carlisle, OH (Twin Creek)[1]	6.125	11/01/2026	346,596
405,000	Newcomerstown, OH Exempted Village School District[1]	6.250	12/01/2023	414,554
30,000	North Canton, OH Health Care Facilities (Waterford at St. Luke)[1]	5.800	11/15/2028	26,271
500,000	OH Air Quality Devel. Authority (Columbus Southern Power)[1]	5.800	12/01/2038	538,005
645,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[1]	8.500	02/01/2020	466,664
50,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[1]	10.000	02/01/2020	40,864
660,000	OH Air Quality Devel. Authority (Marion Ethanol)[1]	8.500	02/01/2020	477,517
500,000	OH Air Quality Devel. Authority (Ohio Valley Electric Corp.)[1]	5.625	10/01/2019	545,905
150,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	155,708
15,000	OH Economic Devel. (Ohio Enterprise Bond Fund)[1]	5.150	12/01/2017	15,757
20 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$35,000	OH Environmental Facilities (Ford Motor Company)[1]	5.950%	09/01/2029	$33,963
165,000	OH Greater Cincinnati Elderly Hsg. Finance Corp. (Cambridge Apartments)[1]	6.600	08/01/2025	165,304
185,000	OH HFA[1]	5.250	09/01/2030	186,957
970,000	OH HFA[1]	5.400	09/01/2033	1,019,664
10,000	OH HFA (Oakleaf Village)[1]	5.700	09/01/2026	10,012
725,000	OH HFA (Palmer Gardens)[1]	5.400	03/20/2038	751,644
55,000	OH HFA (Residential Mtg.)[1]	5.900	09/01/2023	60,574
90,000	OH HFA (Residential Mtg.)[1]	6.125	09/01/2028	100,215
215,000	OH HFA (Residential Mtg.)[1]	6.200	09/01/2033	228,764
1,000,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	1,041,180
500,000	OH Higher Education Facility Commission (Kenyon College)[1]	5.250	07/01/2044	532,965
1,000,000	OH Higher Education Facility Commission (Mount Union College)[1]	5.125	10/01/2035	1,035,220
1,000,000	OH Higher Education Facility Commission (Summa Health System)[1]	5.750	11/15/2040	1,028,960
100,000	OH Higher Education Facility Commission (Xavier University)[1]	5.000	05/01/2040	104,171
500,000	OH Hospital Facility (Cleveland Clinic Foundation/ Cleveland Clinic Health System-East Region Obligated Group)[1]	5.500	01/01/2034	545,270
850,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[3,4]	14.500	07/01/2028	—
100,000	OH Port Authority of Columbiana Solid Waste (Liberty Waste Transportation)[1]	7.125	08/01/2025	87,644
2,000,000	OH River South Authority (Lazarus Building Redevel)[1]	5.750	12/01/2027	1,926,980
60,000	OH Sewage & Solid Waste Disposal (Anheuser Busch)[1]	6.000	07/01/2035	60,052
950,000	OH Solid Waste Disposal (USG Corp.)[1]	5.650	03/01/2033	876,328
215,000	OH Solid Waste Disposal (USG Corp.)[1]	6.050	08/01/2034	208,391
250,000	OH Western Reserve Port Authority Solid Waste Facility (Central Waste)	6.350	07/01/2027	88,415
500,000	Orange Village, OH GO1	5.500	12/01/2027	519,140
390,000	Orange Village, OH GO (Chagrin)[1]	5.250	12/01/2024	403,712
50,000	Pike County, OH Hospital Facilities (Pike Health Services)	6.750	07/01/2017	50,028
225,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	139,462
50,000	Portage County, OH Hospital (Robinson Memorial Hospital)[1]	5.500	11/15/2014	50,590
45,000	Portage County, OH Hospital (Robinson Memorial Hospital)[1]	5.750	11/15/2019	45,493
21 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$10,000	Ravenna, OH GO1	6.300%	02/01/2013	$10,038
20,000	Richland County, OH GO1	5.400	12/01/2015	20,078
125,000	Richland County, OH Hospital Facilities (Medcentral Health System)[1]	6.375	11/15/2022	126,545
175,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	186,844
20,000	Seven Hills, OH GO1	6.250	12/01/2020	20,480
10,000	Sheffield, OH GO1	7.250	12/01/2011	10,026
5,000	Springboro, OH Special Assessment[1]	6.250	12/01/2014	5,114
20,000	Springboro, OH Special Assessment (Pioneer Blvd.)[1]	6.350	12/01/2014	20,058
450,000	Struthers, OH City School District[1]	5.500	12/01/2022	455,630
940,000	Summit County, OH Port Authority[1]	6.500	05/15/2039	755,901
580,000	Summit County, OH Port Authority (Twinsburg Township)[1]	5.125	05/15/2025	524,448
50,000	Toledo, OH GO1	6.350	12/01/2025	50,079
270,000	Toledo-Lucas County, OH Port Authority[1]	5.500	05/15/2020	228,884
2,680,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.375	12/01/2035	2,550,368
1,075,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.125	11/15/2025	924,640
200,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.400	05/15/2019	185,320
955,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.000	11/15/2027	915,998
70,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.375	11/15/2032	70,378
700,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400	11/01/2036	592,641
1,500,000	Warren County, OH Port Authority (Corridor 75 Park)[1]	7.500	12/01/2034	1,449,570
10,000	Warren, OH Waterworks[1]	5.000	11/01/2022	10,012
255,000	Washington County, OH Hospital (MAHC/MAHealth/ MMHospital/MMHF Obligated Group)[1]	5.375	09/01/2018	255,408
400,000	Xenia, OH GO1	5.750	06/01/2020	404,772

				69,837,582

U.S. Possessions—23.4%
500,000	Guam GO1	6.750	11/15/2029	550,360
750,000	Guam GO1	7.000	11/15/2039	838,770
250,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2030	213,620
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2044	1,079,520
750,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	845,325
45,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2026	49,388
22 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$135,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250%	07/01/2027	$146,690
225,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	243,171
80,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2029	85,602
80,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2030	84,949
90,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2031	95,348
15,000	Puerto Rico HFC[1]	5.100	12/01/2018	15,302
90,000	Puerto Rico IMEPCF (American Airlines)	6.450	12/01/2025	79,801
180,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	185,227
1,015,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	1,021,273
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	2,062,230
580,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2019	581,467
15,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2016	15,063
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750	06/01/2029	37,584
2,085,000	Puerto Rico Port Authority (American Airlines), Series A	6.250	06/01/2026	1,807,153
15,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	15,138
2,165,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	2,469,442
500,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	560,075
250,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	275,835
525,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	568,397
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	1,149,930
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.0005	08/01/2032	864,100
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750	08/01/2057	553,145
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2042	554,920
15,000	University of V.I., Series A1	6.000	12/01/2019	15,140
1,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022	933,150
335,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125	07/01/2022	340,528
50,000	V.I. Water & Power Authority[1]	5.300	07/01/2021	50,002
500,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	508,261

				18,895,906

Total Investments, at Value (Cost $93,153,284)—109.9%				88,733,488
Liabilities in Excess of Other Assets—(9.9)				(7,975,571)

Net Assets—100.0%				$80,757,917

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.
23 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
3.	Issue is in default. See Note 1 of the accompanying Notes.

4.	Non-income producing security.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Ohio	$—	$69,837,582	$—	$69,837,582
U.S. Possessions	—	18,895,906	—	18,895,906

Total Assets	$—	$88,733,488	$—	$88,733,488

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

BCC	Bethesda Company Care, Inc.
BCG	Bethesda Care Givers
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
CSAHS	The Sisters of Charity of St. Augustine Health System
FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.
GO	General Obligation
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAHC	Marietta Area Health Care
MAHealth	Marietta Area Health
MMHF	Marietta Memorial Hospital Foundation
MMHospital	Marietta Memorial Hospital
PP	Professionals PRN, Inc.
SSNH	Sunny Slope Nursing Home
SWCHS	Southwest Community Health System
SWGHC	Southwest General Health Center
TASC	Tobacco Settlement Asset-Backed Bonds
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2010

Assets
Investments, at value (cost $93,153,284)—see accompanying statement of investments	$88,733,488
Cash	146,673
Receivables and other assets:
Investments sold	2,380,338
Interest	1,752,557
Shares of beneficial interest sold	320,658
Other	7,993

Total assets	93,341,707

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 5)	9,700,000
Investments purchased	2,455,794
Shares of beneficial interest redeemed	183,945
Dividends	97,042
Distribution and service plan fees	45,790
Shareholder communications	17,627
Trustees’ compensation	4,017
Transfer and shareholder servicing agent fees	3,920
Interest expense on borrowings	3,595
Other	72,060

Total liabilities	12,583,790

Net Assets	$80,757,917

Composition of Net Assets
Par value of shares of beneficial interest	$7,719
Additional paid-in capital	97,157,692
Accumulated net investment income	479,962
Accumulated net realized loss on investments	(12,467,660)
Net unrealized depreciation on investments	(4,419,796)

Net Assets	$80,757,917

25 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $53,025,605 and 5,065,975 shares of beneficial interest outstanding)	$10.47
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.99
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,042,541 and 290,889 shares of beneficial interest outstanding)	$10.46
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,689,771 and 2,362,020 shares of beneficial interest outstanding)	$10.45
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2010

Investment Income
Interest	$2,800,441
Other income	12

Total investment income	2,800,453

Expenses
Management fees	205,224
Distribution and service plan fees:
Class A	58,310
Class B	14,748
Class C	118,899
Transfer and shareholder servicing agent fees:
Class A	12,509
Class B	1,590
Class C	8,687
Shareholder communications:
Class A	7,473
Class B	963
Class C	4,972
Borrowing fees	196,518
Interest expense on borrowings	19,194
Trustees’ compensation	620
Custodian fees and expenses	445
Other	30,235

Total expenses	680,387
Less waivers and reimbursements of expenses	(65,206)

Net expenses	615,181

Net Investment Income	2,185,272

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(18,005)
Net change in unrealized appreciation/depreciation on investments	3,567,828

Net Increase in Net Assets Resulting from Operations	$5,735,095

See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2010	March 31,
	(Unaudited)	2010

Operations
Net investment income	$2,185,272	$4,007,779
Net realized loss	(18,005)	(7,287,987)
Net change in unrealized appreciation/depreciation	3,567,828	19,427,524

Net increase in net assets resulting from operations	5,735,095	16,147,316

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,463,561)	(2,756,711)
Class B	(79,734)	(156,473)
Class C	(644,248)	(1,172,832)

	(2,187,543)	(4,086,016)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	5,298,460	4,751,926
Class B	130,452	47,465
Class C	423,284	5,819,246

	5,852,196	10,618,637

Net Assets
Total increase	9,399,748	22,679,937
Beginning of period	71,358,169	48,678,232

End of period (including accumulated net investment income of $479,962 and $482,233, respectively)	$80,757,917	$71,358,169

See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$5,735,095
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(14,782,768)
Proceeds from disposition of investment securities	10,071,826
Short-term investment securities, net	(1,903,748)
Premium amortization	75,412
Discount accretion	(130,495)
Net realized loss on investments	18,005
Net change in unrealized appreciation/depreciation on investments	(3,567,828)
Change in assets:
Decrease in other assets	21,484
Increase in interest receivable	(113,628)
Increase in receivable for securities sold	(2,380,338)
Change in liabilities:
Increase in payable for securities purchased	1,546,298
Increase in other liabilities	12,377

Net cash used in operating activities	(5,398,308)

Cash Flows from Financing Activities
Proceeds from bank borrowings	12,300,000
Payments on bank borrowings	(11,300,000)
Proceeds from shares sold	12,074,162
Payments on shares redeemed	(6,958,695)
Cash distributions paid	(816,421)

Net cash provided by financing activities	5,299,046

Net decrease in cash	(99,262)
Cash, beginning balance	245,935

Cash, ending balance	$146,673

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,353,719. Cash paid for interest on bank borrowings—$17,297.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class A	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.99	$8.04	$11.41	$13.58	$12.80

Income (loss) from investment operations:
Net investment income[2]	.31	.64	.70	.68	.61
Net realized and unrealized gain (loss)	.48	1.97	(3.41)	(2.21)	.61

Total from investment operations	.79	2.61	(2.71)	(1.53)	1.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.66)	(.66)	(.64)	(.44)

Net asset value, end of period	$10.47	$9.99	$8.04	$11.41	$13.58

Total Return, at Net Asset Value[3]	8.06%	33.13%	(24.44)%	(11.67)%	9.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,026	$45,441	$32,743	$47,326	$22,292

Average net assets (in thousands)	$47,677	$39,835	$42,433	$39,710	$12,528

Ratios to average net assets:[4]
Net investment income	6.12%	6.80%	7.06%	5.34%	5.81%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.96%	0.98%	0.97%	0.90%	0.99%
Interest and fees from borrowings	0.58%	0.48%	0.95%	0.79%	1.50%
Interest and fees on short-term floating rate notes issued[5]	—	—	0.32%	0.73%	0.17%

Total expenses	1.54%	1.46%	2.24%	2.42%	2.66%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.38%	1.14%	1.12%	1.53%	0.97%

Portfolio turnover rate	13%	18%	26%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class B	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.98	$8.03	$11.40	$13.58	$12.80

Income (loss) from investment operations:
Net investment income[2]	.27	.57	.63	.59	.52
Net realized and unrealized gain (loss)	.48	1.97	(3.42)	(2.23)	.62

Total from investment operations	.75	2.54	(2.79)	(1.64)	1.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.59)	(.58)	(.54)	(.36)

Net asset value, end of period	$10.46	$9.98	$8.03	$11.40	$13.58

Total Return, at Net Asset Value[3]	7.66%	32.19%	(25.04)%	(12.41)%	9.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,042	$2,775	$2,196	$2,316	$935

Average net assets (in thousands)	$2,956	$2,532	$2,481	$1,872	$419

Ratios to average net assets:[4]
Net investment income	5.37%	6.07%	6.52%	4.67%	4.96%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.80%	1.89%	1.91%	1.84%	2.45%
Interest and fees from borrowings	0.58%	0.48%	0.95%	0.79%	1.50%
Interest and fees on short-term floating rate notes issued[5]	—	—	0.32%	0.73%	0.17%

Total expenses	2.38%	2.37%	3.18%	3.36%	4.12%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	2.13%	1.90%	1.87%	2.28%	1.72%

Portfolio turnover rate	13%	18%	26%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class C	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.97	$8.03	$11.39	$13.57	$12.80

Income (loss) from investment operations:
Net investment income[2]	.27	.57	.63	.59	.46
Net realized and unrealized gain (loss)	.48	1.96	(3.41)	(2.23)	.67

Total from investment operations	.75	2.53	(2.78)	(1.64)	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.59)	(.58)	(.54)	(.36)

Net asset value, end of period	$10.45	$9.97	$8.03	$11.39	$13.57

Total Return, at Net Asset Value[3]	7.67%	32.05%	(24.97)%	(12.43)%	9.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,690	$23,142	$13,739	$16,038	$3,895

Average net assets (in thousands)	$23,841	$19,094	$16,693	$11,872	$784

Ratios to average net assets:[4]
Net investment income	5.38%	5.99%	6.41%	4.64%	4.48%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.74%	1.79%	1.87%	1.75%	1.95%
Interest and fees from borrowings	0.58%	0.48%	0.95%	0.79%	1.50%
Interest and fees on short-term floating rate notes issued[5]	—	—	0.32%	0.73%	0.17%

Total expenses	2.32%	2.27%	3.14%	3.27%	3.62%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	2.13%	1.91%	1.87%	2.28%	1.72%

Portfolio turnover rate	13%	18%	26%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Ohio Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Ohio state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time
33 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
34 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of September 30, 2010 is as follows:

Cost	$971,844
Market Value	$—
Market Value as a % of Net Assets	—%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2010, the Fund had available for federal income tax purposes post-October losses of $30,495 and unused capital loss carryforwards as follows:

Expiring

2015	$5
2016	809,696
2017	2,144,196
2018	9,452,268

Total	$12,406,165

As of September 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $12,454,665, of which $18,005 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year
35 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$93,166,279

Gross unrealized appreciation	$2,956,877
Gross unrealized depreciation	(7,389,668)

Net unrealized depreciation	$(4,432,791)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2010	2,099
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within
36 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
37 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	823,347	$8,423,666	2,075,249	$19,851,258
Dividends and/or distributions reinvested	94,887	970,433	186,108	1,765,241
Redeemed	(402,116)	(4,095,639)	(1,785,355)	(16,864,573)

Net increase	516,118	$5,298,460	476,002	$4,751,926

Class B
Sold	35,171	$358,668	85,258	$806,958
Dividends and/or distributions reinvested	3,346	34,184	7,673	72,200
Redeemed	(25,672)	(262,400)	(88,293)	(831,693)

Net increase	12,845	$130,452	4,638	$47,465

Class C
Sold	277,238	$2,825,466	924,628	$8,842,941
Dividends and/or distributions reinvested	34,199	349,102	67,505	639,189
Redeemed	(269,632)	(2,751,284)	(383,323)	(3,662,884)

Net increase	41,805	$423,284	608,810	$5,819,246

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$14,782,768	$10,071,826
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2010, the Fund paid $21,964 to OFS for services to the Fund.
38 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class B	$57,806
Class C	265,180
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2010	$23,326	$—	$3,911	$11,992
39 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. During the six months ended September 30, 2010, the Manager reimbursed $38,424, $3,714 and $23,068 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3410% as of September 30, 2010). The Fund pays additional fees annually to its
40 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2010 equal 0.58% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.3410%. Details of the borrowings for the six months ended September 30, 2010 are as follows:

Average Daily Loan Balance	$10,491,257
Average Daily Interest Rate	0.352%
Fees Paid	$156,801
Interest Paid	$17,297
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an
41 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
42 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
43 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Ohio municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Ohio municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed voluntarily waive fees, after which total expenses after payments, waivers, and/or reimbursements and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowings) will not exceed 0.80% for Class A shares and 1.55% for Class B and Class C shares, of average annual net assets for each share class, which
44 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s actual management fees were equal to its peer group median and lower than its peer group average. The Fund’s contractual management fees were equal to its peer group median and lower than its peer group average. The Fund’s total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
45 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
46 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
47 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
48 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
49 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority,

upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Ohio Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 11/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 11/09/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 11/09/2010